Summary of warrant activity presented below (Details) (USD $)	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate Intrinsic value
Outstanding at Dec. 31, 2011	200,000	1.20	2.58	59,467
Granted	0	0.00	0.00	0
Exercised	0	0.00	0.00	0
Forfeited or cancelled	0	0.00	0.00	0
Expired	0	0.00	0.00	0
Outstanding at Dec. 31, 2012	200,000	1.20	1.58	59,467
Granted	0	0.00	0.00	0
Exercised	0	0.00	0.00	0
Forfeited or cancelled	0	0.00	0.00	0
Expired	0	0.00	0.00	0
Outstanding at Jun. 30, 2013	200,000	1.20	1.08	59,467